Other Expenses (Other Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Compensation	$ 24	$ 24	$ 20
Contracted services and other labor costs	18	16	16
Transition services agreements	3	6	6
Establishment costs	3	4	8
Premium and other taxes, licenses and fees	4	2	0
Volume related costs, excluding compensation, net of DAC capitalization	23	25	22
Other	6	0	5
Total other expenses	$ 81	$ 77	$ 77